Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Disclosure of derivative Financial Instruments	Net Risk Management Assets and Liabilities
Aggregate net risk management assets (liabilities) are as follows:

As at Dec. 31, 2025
	Cash flow hedges	Not designated as a hedge	Total
Commodity risk management
Current	—	4	4
Long-term	—	(494)	(494)
Net commodity risk management liabilities	—	(490)	(490)
Other
Current	—	2	2
Long-term	—	7	7
Net other risk management assets	—	9	9
Total net risk management liabilities	—	(481)	(481)

As at Dec. 31, 2024
	Cash flow hedges	Not designated as a hedge	Total
Commodity risk management
Current	45	8	53
Long-term	—	(220)	(220)
Net commodity risk management assets (liabilities)	45	(212)	(167)
Other
Current	—	(12)	(12)
Long-term	—	8	8
Net other risk management liabilities	—	(4)	(4)
Total net risk management assets (liabilities)	45	(216)	(171)
The Company’s outstanding commodity derivative instruments not designated as hedging instruments are as follows:

As at Dec. 31	2025		2024
Type (thousands)	Notional amount sold	Notional amount purchased	Notional amount sold	Notional amount purchased
Electricity (MWh)	46,274	4,244	47,593	8,416
Natural gas (GJ)	13,374	66,414	2,122	79,194
Transmission (MWh)	—	377	—	292
Emissions (MWh)	95	55	167	370
Emissions (tonnes)	3,150	650	1,850	150
Coal (tonnes)	—	—	—	1,728

As at Dec. 31	2025			2024
Notional amount sold	Notional amount purchased	Fair value (liability) asset	Maturity	Notional amount sold	Notional amount purchased	Fair value (liability) asset	Maturity
Foreign exchange forward contracts – foreign-denominated receipts/expenditures
AUD12	CAD7	(2)	2026-2029	AUD14	CAD10	(1)	2025-2028
USD277	CAD377	—	2026-2029	USD419	CAD585	(13)	2025-2028
USD99	AUD152	4	2026	USD101	AUD153	(9)	2025

Foreign exchange forward contracts – foreign-denominated debt
CAD195	USD140	(4)	2026	CAD192	USD140	8	2025

Disclosure of net Arrangements
Information about the Company’s financial assets and liabilities that are subject to enforceable master netting arrangements or similar agreements is as follows:

As at Dec. 31, 2025	Gross amounts of recognized financial assets (liabilities)	Amounts set off	Net amounts included on the statement of financial position	Master netting arrangements(1)	Net amount
Current risk management assets	487	(334)	153	(5)	148
Long-term risk management assets	59	(28)	31	(3)	28
Current risk management liabilities	(470)	334	(136)	5	(131)
Long-term risk management liabilities	(45)	28	(17)	3	(14)
Trade and other receivables(2)	1,474	(1,338)	136	(18)	118
Accounts payable and accrued liabilities(2)	(1,451)	1,338	(113)	18	(95)

As at Dec. 31, 2024	Gross amounts of recognized financial assets (liabilities)	Amounts set off	Net amounts included on the statement of financial position	Master netting arrangements(1)	Net amount
Current risk management assets	686	(421)	265	(18)	247
Long-term risk management assets	153	(59)	94	(1)	93
Current risk management liabilities	(662)	421	(241)	18	(223)
Long-term risk management liabilities	(128)	59	(69)	1	(68)
Trade and other receivables(2)	1,519	(1,273)	246	(7)	239
Accounts payable and accrued liabilities(2)	(1,470)	1,273	(197)	7	(190)
(1)Amounts not set off in the Consolidated Statements of Financial Position.
(2)The trade and other receivables and accounts payable and accrued liabilities include amounts related to collateral provided and held. Refer to Note 15(E) below for further details.

Disclosure of currency Rate Risk
The possible effect on net earnings and OCI, due to changes in foreign exchange rates associated with financial instruments denominated in currencies other than the Company’s functional currency, is outlined below. The sensitivity analysis has been prepared using management’s assessment that an average three cents (2024 – three cents) increase or decrease in these currencies relative to the Canadian dollar is a reasonable potential change over the next quarter.

Year ended Dec. 31	2025		2024
Currency	Net earnings decrease(1)	OCI gain(1)(2)	Net earnings decrease(1)	OCI gain(1)(2)
USD	(14)	—	(17)	—
AUD	(3)	—	(3)	—
Total	(17)	—	(20)	—
(1)These calculations assume an increase in the value of these currencies relative to the Canadian dollar. A decrease would have the opposite effect.
(2)The foreign exchange impact related to financial instruments designated as hedging instruments in net investment hedges has been excluded.

Disclosure of credit Risk
The following table outlines the Company’s maximum exposure to credit risk without taking into account collateral held, including the distribution of credit ratings, as at Dec. 31, 2025:

	Investment grade (per cent)	Non-investment grade (per cent)	Total (per cent)	Total amount
Trade and other receivables(1)	84	16	100	699
Long-term finance lease receivable	100	—	100	277
Risk management assets(1)	53	47	100	194
Long-term financial assets(2)	—	100	100	140
Loans receivable(3)	—	100	100	31
Total				1,341
(1)Letters of credit and cash and cash equivalents are the primary types of collateral held as security related to these amounts.
(2)Included within long-term financial assets with counterparties that have no external credit rating. Refer to Note 14 for further details.
(3)Includes $31 million loans receivable included within other assets with counterparties that have no external credit rating.
Disclosure of maturity Analysis of Financial Liabilities
A maturity analysis of the Company's financial liabilities is as follows:

	2026	2027	2028	2029	2030	2031 and thereafter	Total
Accounts payable, accrued liabilities and other current liabilities	613	—	—	—	—	—	613
Long-term debt(1)
Credit facilities(1)	—	—	—	98	—	—	98
Debentures	—	—	—	110	141	450	701
Senior notes	—	—	—	—	—	959	959
Non-recourse – Hydro	—	—	—	—	—	39	39
Non-recourse – Wind & Solar	67	70	74	43	45	202	501
Non-recourse and Recourse – Gas	61	65	66	74	95	549	910
Non-recourse Heartland term facility	24	176	—	—	—	—	200
Tax equity financing	18	20	23	18	—	—	79
Exchangeable securities(2)	—	—	—	—	—	750	750
Commodity risk management (assets) liabilities(3)	(4)	16	23	28	26	401	490
Other risk management (assets) liabilities	(2)	1	1	—	—	(9)	(9)
Lease liabilities	5	5	5	5	5	121	146
Interest on long-term debt and lease liabilities(4)	179	184	167	156	138	705	1,529
Interest on exchangeable securities(2)(4)	53	53	53	52	53	457	721
Dividends payable	52	—	—	—	—	—	52
Total	1,066	590	412	584	503	4,624	7,779
(1)Excludes impact of hedge accounting and derivatives.
(2)The exchangeable debentures are due May 1, 2039 and the exchangeable preferred shares are perpetual. However, a cash payment could occur after Dec. 31, 2028, at the Company's option, if the exchangeable securities are not exchanged by Brookfield Renewable Partners or its affiliates (collectively Brookfield). At Brookfield's option, the exchangeable securities are currently exchangeable into an equity ownership interest in TransAlta’s Alberta Hydro Assets after Dec. 31, 2024. (Note 26).
(3)Negative amount represents a receivable position or cash inflow.
(4)Not recognized as a financial liability on the Consolidated Statements of Financial Position and excludes the impact of interest rate swaps
Disclosure of hedging Instruments
The impact of the hedging instruments on the statement of financial position is as follows:

As at Dec. 31, 2025	Notional amount	Carrying amount	Line item in the statement of financial position	Change in fair value used for measuring ineffectiveness
Commodity price risk
Cash flow hedges
Physical power sales(1)	—	—	Risk management liabilities	(2)
Foreign currency risk
Net investment hedges
Foreign-denominated debt	USD300	CAD411	Credit facilities, long-term debt and lease liabilities	—
(1)In thousands of MWh.

As at Dec. 31, 2024	Notional amount	Carrying amount	Line item in the statement of financial position	Change in fair value used for measuring ineffectiveness
Commodity price risk
Cash flow hedges
Physical power sales(1)	2,628	45	Risk management assets	114
Foreign currency risk
Net investment hedges
Foreign-denominated debt	USD300	CAD431	Credit facilities, long-term debt and lease liabilities	—
(1)In thousands of MWh.
The impact of the hedged items on the statement of financial position is as follows:

As at Dec. 31	2025		2024
	Change in fair value used for measuring ineffectiveness	Cash flow hedge reserve(1)	Change in fair value used for measuring ineffectiveness	Cash flow hedge reserve(1)
Commodity price and interest rate risk
Cash flow hedges(2)	(2)	(4)	114	65

	Change in fair value used for measuring ineffectiveness	Foreign currency translation reserve(1)	Change in fair value used for measuring ineffectiveness	Foreign currency translation reserve(1)
Foreign currency risk
Net investment hedges
Net investment in foreign subsidiaries	—	(35)	—	(34)
(1)Included in AOCI, net of tax.
(2)During the fourth quarter of 2025, the Company's commodity price hedges for Centralia, including a long-term physical power sale contract, reached its maturity, and hedge accounting was therefore discontinued.

Disclosure of effect of Hedges
The impact of designated cash flow hedges on OCI and net earnings is:

Year ended Dec. 31, 2025
		Effective portion		Ineffective portion
Derivatives in cash flow hedging relationships	Pre-tax gain recognized in OCI	Location of gain reclassified from OCI	Pre-tax (gain) loss reclassified from OCI	Location of (gain) loss reclassified from OCI	Pre-tax (gain) loss recognized in earnings
Commodity contracts	(1)	Revenue	(43)	Revenue	—
Forward starting interest rate swaps	—	Interest expense	(39)	Interest expense	—
OCI impact	(1)	OCI impact	(82)	Net earnings impact	—
These estimates assume constant interest rates and exchange rates over time; however, the actual amounts that will be reclassified may vary based on changes in these factors.

Year ended Dec. 31, 2024
		Effective portion		Ineffective portion
Derivatives in cash flow hedging relationships	Pre-tax gain (loss) recognized in OCI	Location of (gain) loss reclassified from OCI	Pre-tax (gain) loss reclassified from OCI	Location of (gain) loss reclassified from OCI	Pre-tax (gain) loss recognized in earnings
Commodity contracts	270	Revenue	(15)	Revenue	—
Forward starting interest rate swaps	—	Interest expense	(8)	Interest expense	—
OCI impact	270	OCI impact	(23)	Net earnings impact	—